Land, Buildings And Equipment, Net	12 Months Ended
May 29, 2016
Property, Plant and Equipment, Net [Abstract]
Land, Buildings And Equipment, Net
LAND, BUILDINGS AND EQUIPMENT, NET
The components of land, buildings and equipment, net, are as follows:

(in millions)	May 29, 2016	May 31, 2015
Land	$133.1	$633.5
Buildings	2,297.1	3,338.9
Equipment	1,318.5	1,439.1
Assets under capital leases	71.9	72.0
Construction in progress	40.0	36.9
Total land, buildings and equipment	$3,860.6	$5,520.4
Less accumulated depreciation and amortization	(1,788.3)	(2,277.7)
Less amortization associated with assets under capital leases	(30.7)	(26.9)
Land, buildings and equipment, net	$2,041.6	$3,215.8